Intangible Assets (Disclosure of detailed information about intangible assets) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	$ 518,778
Intangible assets other than goodwill at end of period	445,708	$ 518,778
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	581,379	248,010
Additions	49,850	333,369
Intangible assets other than goodwill at end of period	631,229	581,379
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(62,601)	0
Amortization	(122,920)	62,601
Intangible assets other than goodwill at end of period	(185,521)	(62,601)
MWB [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	119,571
Intangible assets other than goodwill at end of period	91,863	119,571
MWB [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	138,561	91,970
Additions	0	46,591
Intangible assets other than goodwill at end of period	138,561	138,561
MWB [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(18,990)	0
Amortization	(27,708)	18,990
Intangible assets other than goodwill at end of period	(46,698)	(18,990)
IDSS [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	399,207
Intangible assets other than goodwill at end of period	353,845	399,207
IDSS [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	442,818	156,040
Additions	49,850	286,778
Intangible assets other than goodwill at end of period	492,668	442,818
IDSS [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(43,611)	0
Amortization	(95,212)	43,611
Intangible assets other than goodwill at end of period	$ (138,823)	$ (43,611)